Post-Employment and Other Non-current Employee Benefits - Summary of Amounts Recognized in Consolidated Income Statements and Consolidated Statement of Changes in Equity (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 2,085	$ 1,654	$ 747	$ 912
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	4,062	3,655
Net benefit cost recognized in the consolidated statements of income
Disclosure of defined benefit plans [line items]
Current Service Cost	421	331	320
Past Service Cost	42	132	163
(Gain) or Loss on Settlement or curtailment	(52)	(115)	(133)
Net Interest on the Net Defined Benefit Liability	391	305	297
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Current Service Cost	284	235	233
Past Service Cost	40	93	155
(Gain) or Loss on Settlement or curtailment	(49)	(107)	(126)
Net Interest on the Net Defined Benefit Liability	269	224	222
Net benefit cost recognized in the consolidated statements of income | Seniority premiums
Disclosure of defined benefit plans [line items]
Current Service Cost	137	96	87
Past Service Cost	2	39	8
(Gain) or Loss on Settlement or curtailment	(3)	(8)	(7)
Net Interest on the Net Defined Benefit Liability	122	81	75
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	2,085	1,654	747
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	1,467	1,299	625
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority premiums
Disclosure of defined benefit plans [line items]
Remeasurements of the Net Defined Benefit Liability net of taxes	$ 618	$ 355	$ 122